OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

December 31, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Principal Protected Trust (the "Registrant")

           Reg. No. 333-102588; File No. 811-21281

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 28, 2009.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------
Amee Kantesaria
Vice President & Assistant Counsel
212-323-5217
akantesaria@oppenheimerfunds.com

cc:     K&L Gates LLP

          KPMG LLP
          Gloria LaFond